Related Party and Party-in-Interest Transactions (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividend income	$ 2,284
Sales of shares amount total	220,376
Total deductions	228,594
Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total deductions	111,094
Public Accounting Firm
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total deductions	38,240
Outside Investment Advisor
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total deductions	$ 79,260
ESAB Corporation common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares (in shares)	5,984	6,183